Interests in entities	12 Months Ended
Dec. 31, 2024
Interests in entities [Abstract]
Interests in entities
5    Interests in entities

Accounting policies
Associates are all entities over which the company has significant influence, but not control or joint control. Significant influence is presumed with a shareholding of between 20% and 50% of the voting rights.
Investments in associates are accounted for using the equity method of accounting and are initially recognized at cost. The carrying amount of an investment in an associate includes the carrying amount of goodwill identified on acquisition. An impairment loss on such investment is allocated to the investment as a whole.
The company’s share of the net income of these associates is included in Investments in associates, net of income taxes, in the Consolidated statements of income, after adjustments to align the accounting policies with those of the company. Dilution gains and losses arising from investments in associates are recognized in the Consolidated statements of income as part of Investments in associates, net of income taxes. Impairment losses and gains or losses on sale of investments are recorded in the Consolidated statements of income, more specifically on the line item ’Investments in associates, net of income taxes’.
When the company’s share of losses exceeds its interest in an associate, the carrying amount of that interest is reduced to zero and recognition of further losses is discontinued except to the extent that the company has an obligation or made payments on behalf of the associate.

The nature of the company’s interests in its consolidated entities and associates, and the effects of those interests on the company’s financial position and financial performance are discussed below.
Group companies
Below is a list of subsidiaries as of December 31, 2024, that individually exceed 5% of either the consolidated group Sales, Income from operations or Income from continuing operations (before any intra-group eliminations) of Group legal entities. All of the entities are fully consolidated in the Group financial statements.
Philips Group
Interests in group companies in alphabetical order by country
December 31, 2024

Legal entity name	Principal country of business
Philips (China) Investment Company, Ltd.	China
Philips Medizin Systeme Böblingen GmbH	Germany [1]
Philips Consumer Lifestyle B.V.	Netherlands
Philips Medical Systems (Cleveland), Inc.	United States
Philips North America LLC	United States
Philips RS North America LLC	United States
[1]Application of Sec. 264 (3) and Sec. 264b HGB (German Commercial Code) for fully consolidated legal entities: Philips GmbH, Hamburg; Philips Medical Systems DMC GmbH, Hamburg; Respironics Deutschland GmbH & Co.KG, München; Philips Medizin Systeme Hofheim-Wallau GmbH, Hamburg; Philips Medizin Systeme Böblingen GmbH, Böblingen; TomTec Imaging Systems GmbH, Unterschleißheim; PIP Verwaltungsgesellschaft mbH, Hamburg.
Information related to non-controlling interests
As of December 31, 2024, three consolidated subsidiaries are not wholly owned by Philips (December 31, 2023: four). In 2024, sales to third parties and Net income for these subsidiaries in aggregate are EUR 467 million (December 31, 2023: EUR 492 million) and EUR 10 million (December 31, 2023: EUR 27 million), respectively.
Investments in associates
Philips has investments in a number of associates. During 2024, Philips did not make any new investments in associates.
In 2024, Philips recognized its share of net results from associates, reporting a loss of EUR 20 million and an impairment of EUR 103 million. The most significant impairment was related to B-Soft Co., Ltd. (EUR 63 million), a Chinese IT provider for the medical and health sectors, largely due to adverse economic conditions in China. The net results from associates and impairment losses were recorded as part of Investments in associates, net of income taxes.
Cumulative translation adjustments related to investments in associates were EUR (10) million as of December 31, 2024 (2023: EUR (21) million).
Involvement with unconsolidated structured entities
Philips founded three Philips Medical Capital (PMC) entities, in the US, France and Germany, in which Philips holds a minority interest. Philips Medical Capital, LLC in the US is the most significant entity. PMC entities provide healthcare equipment financing and leasing services to Philips customers for diagnostic imaging equipment, patient monitoring equipment, and clinical IT systems.
The company concluded that it does not control, and therefore should not consolidate, the PMC entities. In the US, PMC operates as a subsidiary of De Lage Landen Financial Services, Inc. The same structure and treatment is applied to the PMC entities in the other countries, with other majority shareholders. Operating agreements are in place for all PMC entities, whereby acceptance of sales and financing transactions resides with the respective majority shareholder. After acceptance of a transaction by PMC, Philips transfers control and does not retain any obligations towards PMC or its customers, from the sales contracts.
As of December 31, 2024, Philips’ shareholding in Philips Medical Capital, LLC had a carrying value of EUR 31 million (December 31, 2023: EUR 27 million).
The company does not have any material exposures to losses from interests in unconsolidated structured entities other than the invested amounts.